Schedule of trade accounts receivable and allowance for doubtful accounts (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 10,829,163	$ 9,750,619
Allowance for doubtful accounts	$ 1,405,638	$ 1,355,638	$ 1,084,305	$ 1,084,305
% Allowance	13.00%
Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 5,574,542
Allowance for doubtful accounts
% Allowance	0.00%
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 1,262,895
Allowance for doubtful accounts
% Allowance	0.00%
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 1,143,434
Allowance for doubtful accounts	$ 16,219
% Allowance	1.00%
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 623,587
Allowance for doubtful accounts	$ 7,515
% Allowance	1.00%
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 2,224,705
Allowance for doubtful accounts	$ 1,381,904
% Allowance	62.00%